Financial Instruments and Risk Management (Tables)	12 Months Ended
Sep. 30, 2011
Financial Instruments and Risk Management [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table provides fair values as of September 30, 2011 and 2010, and the amounts of gains and losses on derivative instruments classified as cash flow hedges as of and for the twelve months ended September 30, 2011 and 2010, respectively.

	At September 30, 2011	For Twelve Months Ended September 30, 2011
		Gain/(Loss)	Gain/(Loss) Reclassified From
Derivatives designated as	Fair Value	Recognized	OCI into Income
Cash Flow Hedging Relationships	Asset(Liability) (1) (2)	in OCI(3)	(Effective Portion) (4) (5)
Foreign currency contracts	$3.3	$(4.5)	$(24.6)
Commodity contracts (6)	(6.2)	(5.2)	1.0
Interest rate contracts	(4.7)	3.1	—
Total	$(7.6)	$(6.6)	$(23.6)

	At September 30, 2010	For Twelve Months Ended September 30, 2010
			Gain/(Loss)
		Gain/(Loss)	Reclassified From
Derivatives designated as	Fair Value	Recognized	OCI into Income
Cash Flow Hedging Relationships	Asset (Liability) (1) (2)	in OCI (3)	(Effective Portion) (4) (5)
Foreign currency contracts	$(16.8)	$(12.3)	$(10.8)
Commodity contracts	1.0	1.4	7.3
Interest rate contracts	(7.8)	(11.2)	—
Total	$(23.6)	$(22.1)	$(3.5)

(1)	All derivative assets are presented in other current assets or other assets.

(2)	All derivative liabilities are presented in other current liabilities or other liabilities.

(3)	OCI is defined as other comprehensive income.

(4)	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts in other financing, commodity contracts in Cost of products sold.

(5)
Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk. The ineffective portion recognized in income was insignificant to the twelve months ended September 30, 2011.

(6)
At September 30, 2011, $0.2 of gains associated with the Company's commodity contracts were capitalized to AOCI. The loss will be reclassified from AOCI into income as a result of inventory being sold.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table provides fair values as of September 30, 2011 and 2010, and the amounts of gains and losses on derivative instruments not classified as cash flow hedges as of and for the twelve months ended September 30, 2011 and 2010, respectively.

	At September 30, 2011	For Twelve Months Ended September 30, 2011
Derivatives not designated as	Fair Value	Gain/(Loss)	Income Statement
Cash Flow Hedging Relationships	Asset (Liability)	Recognized in Income	Classification
Share option	$(3.4)	$(0.6)	SG&A
Foreign currency contracts	0.4	4.5	Other financing
Total	$(3.0)	$3.9

	At September 30, 2010	For Twelve Months Ended September 30, 2010
Derivatives not designated as	Fair Value	Gain/(Loss)	Income Statement
Cash Flow Hedging Relationships	Asset (Liability)	Recognized in Income	Classification
Share option	$(2.9)	$0.6	SG&A
Foreign currency contracts	2.8	(5.4)	Other financing
Total	$(0.1)	$(4.8)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth the Company’s financial assets and liabilities, which are carried at fair value, as of September 30, 2011 and 2010 that are measured on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 2
	September 30,
	2011	2010
Assets/(Liabilities) at fair value:
Deferred Compensation	$(147.6)	$(136.4)
Derivatives - Foreign Exchange	3.7	(14.0)
Derivatives - Commodity	(6.2)	1.0
Derivatives - Interest Rate Swap	(4.7)	(7.8)
Share Option	(3.4)	(2.9)
Total Assets/(Liabilities) at fair value	$(158.2)	$(160.1)